Debt Obligations, Subsequent Events (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 18, 2016	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Payment for redemption of debt			$ 1,168.8	$ 0.0	$ 0.0
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt			13.0
Face amount of notes redeemed			16.3
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt			1.2
Face amount of notes redeemed			$ 1.5
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt		$ 106.4
Face amount of notes redeemed		100.0
Fees paid on repurchase of debt		$ 6.4
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Fees paid on repurchase of debt	$ 0.2
Accrued interest paid	1.4
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	16.7
Face amount of notes redeemed	20.5
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	17.0
Face amount of notes redeemed	22.9
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	4.3
Face amount of notes redeemed	5.0
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	15.3
Face amount of notes redeemed	17.4
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	7.6
Face amount of notes redeemed	9.5
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	2.4
Face amount of notes redeemed	3.0
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 5% Notes due January 2018 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	1.5
Face amount of notes redeemed	1.9
Subsequent Event [Member] | Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
Debt Instrument [Line Items]
Payment for redemption of debt	11.9
Face amount of notes redeemed	$ 16.4